DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$ 1,387	$ 2,599
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	192	55
Total derivative instruments	$ 1,579	$ 2,654